THE LAZARD FUNDS, INC.
30 Rockefeller Plaza
New York, New York 10112

December 30, 2014

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549
Attention:  Deborah O'Neal-Johnson

Re:	The Lazard Funds, Inc. (the "Fund")
Registration Statement on Form N-1A (File Nos. 811-06312; 33-40682)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), the Fund hereby certifies that:

(1)
the form of Prospectus that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 101 to the Fund's Registration Statement on Form N-1A; and

(2)	the text of Post-Effective Amendment No. 101 to the Fund's Registration Statement on Form N-1A was filed electronically on December 24, 2014.

THE LAZARD FUNDS, INC.

By:           /s/ Tamar Goldstein
Tamar Goldstein
Assistant Secretary